Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Suppliers
Schedule of Suppliers
	Dec. 31, 2025	Dec. 31, 2024
Energy purchased for resale	1,484	1,176
Energy on spot market – CCEE	212	199
Charges for use of energy network	242	240
Itaipu Binacional	186	210
Gas purchased for resale	89	216
Materials and services	826	911
	3,039	2,952